LEASE - Total leases - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
Short-term	$ 30,934	$ 37,091
Long-term	54,619	15,602
Total lease liabilities	85,553	52,693
Operating lease liabilities, current	12,185	15,204
Operating lease liabilities, noncurrent	23,215	13,232
Total operating lease liabilities	35,400	28,436
Finance lease liabilities, current	$ 18,749	$ 21,887
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance lease liabilities, noncurrent	$ 31,404	$ 2,370
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Total Finance lease liabilities	$ 50,153	$ 24,257